Equity Based Compensation - RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of shares
Granted | shares	5,770
Exercised | shares	(100)
Cancelled/Forfeited | shares	(166)
Balance at the end | shares	5,504
Weighted average exercise per share
Granted (in dollars per share) | $ / shares	$ 6.06
Exercised/Released (in dollars per share) | $ / shares	3.09
Cancelled/Forfeited (in dollars per share) | $ / shares	3.52
Balance at the end (in dollars per share) | $ / shares	$ 6.23
Other disclosures
Weighted-average remaining contractual term (in years)	3 years
Balance at the beginning (in dollars) | $	$ 6,549
Balance at the end (in dollars) | $	$ 6,549